Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans

20. Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans

The Company has contributory and non-contributory defined-benefit pension plans, which include both qualified and supplemental plans. The Company also provides certain health care and life insurance benefits for certain retired employees. Retiree health care benefits are funded by contributions from the retiree and, in certain circumstances, contributions from the Company. The Company’s retiree life insurance plan is non-contributory.
The following sets forth changes in the benefit obligations and fair value of plan assets for the Company’s pension and other postretirement benefit plans for the years ended December 31, 2018 and 2017, as well as the funded status of the plans and amounts recognized in the financial statements at December 31, 2018 and 2017:

	Pension Benefits		Other Benefits
millions	2018	2017	2018	2017
Change in benefit obligation
Benefit obligation at beginning of year	$2,218	$2,301	$302	$296
Service cost	90	87	1	2
Interest cost	77	84	11	12
Actuarial (gain) loss	(176)	107	(23)	15
Curtailments, settlements, and special termination benefits expense	15	23	—	(1)
Participant contributions	—	—	7	5
Benefit payments	(268)	(396)	(25)	(27)
Foreign-currency exchange-rate changes	(8)	12	—	—
Benefit obligation at end of year (1)	$1,948	$2,218	$273	$302
Change in plan assets
Fair value of plan assets at beginning of year	$1,424	$1,340	$—	$—
Actual return on plan assets	(57)	209	—	—
Employer contributions	225	254	19	22
Participant contributions	—	—	7	5
Benefits paid related to plan settlements	(212)	(337)	(1)	(3)
Benefit payments, other	(56)	(59)	(25)	(24)
Foreign-currency exchange-rate changes	(10)	17	—	—
Fair value of plan assets at end of year	$1,314	$1,424	$—	$—
Funded status of the plans at end of year	$(634)	$(794)	$(273)	$(302)
Amounts recognized on the balance sheet
Other assets	$63	$58	$—	$—
Other current liabilities	(42)	(16)	(21)	(21)
Other long-term liabilities—other	(655)	(836)	(252)	(281)
Total	$(634)	$(794)	$(273)	$(302)
Amounts recognized in accumulated other comprehensive income
Prior service (credit) cost	$1	$—	$(2)	$(26)
Net actuarial (gain) loss	399	501	(9)	14
Total	$400	$501	$(11)	$(12)

(1)	The accumulated benefit obligation for all defined-benefit pension plans was $1.6 billion at December 31, 2018 and $1.9 billion at December 31, 2017.

20. Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans (Continued)

The following summarizes the Company’s defined-benefit pension plans with accumulated benefit obligations in excess of plan assets for the years ended December 31:

millions	2018	2017
Projected benefit obligation	$1,828	$2,079
Accumulated benefit obligation	1,527	1,749
Fair value of plan assets	1,131	1,227

The following summarizes the Company’s pension and other postretirement benefit cost for the years ended December 31:

	Pension Benefits			Other Benefits
millions	2018	2017	2016	2018	2017	2016
Components of net periodic benefit cost
Service cost	$90	$87	$99	$1	$2	$3
Interest cost	77	84	95	11	12	12
Expected (return) loss on plan assets	(83)	(84)	(97)	—	—	—
Amortization of net actuarial (gain) loss	25	25	42	—	—	—
Amortization of net prior service (credit) cost	—	(1)	—	(24)	(24)	(25)
Settlement expense (1)	49	91	146	—	—	—
Termination benefits expense (1)	7	4	44	—	—	—
Curtailment expense (1)	(1)	—	8	—	—	—
Net periodic benefit cost (2)	$164	$206	$337	$(12)	$(10)	$(10)

(1)	Settlement expense, termination benefits expense, and curtailment expense for 2016 relate to the workforce reduction program initiated in the first quarter of 2016. See Note 19—Restructuring Charges.

(2)
The service cost component of net periodic benefit cost is included in G&A; oil and gas operating expense; gathering, processing, and marketing expense; and exploration expense, and all other components of net periodic benefit cost are included in other (income) expense on the Company’s Consolidated Statements of Income.

The following summarizes the amounts recognized in other comprehensive income (before tax benefit) for the years ended December 31:

	Pension Benefits			Other Benefits
millions	2018	2017	2016	2018	2017	2016
Amounts recognized in other comprehensive income (expense)
Net actuarial gain (loss)	$27	$—	$(150)	$23	$(14)	$(25)
Amortization of net actuarial (gain) loss	74	116	188	—	—	—
Amortization of net prior service (credit) cost	—	(1)	—	(24)	(24)	(34)
Total amounts recognized in other comprehensive income (expense)	$101	$115	$38	$(1)	$(38)	$(59)

The Company amortizes prior service costs (credits) on a straight-line basis over the average remaining service period of employees expected to receive benefits under each plan. Actuarial gains and losses that exceed 10% of the greater of the projected benefit obligation and the market-related value of assets are amortized over the average remaining service period of participating employees expected to receive benefits under each plan. In 2019, an estimated $12 million of net actuarial loss and $2 million of net prior service credit for the pension and other postretirement plans will be amortized from accumulated other comprehensive income into net periodic benefit cost.

20. Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans (Continued)

Defined-benefit plan obligations and costs are actuarially determined, incorporating the use of various assumptions. Critical assumptions for pension and other postretirement plans include the discount rate, the expected long-term rate of return on plan assets (for funded pension plans), the rate of future compensation increases, and inflation (for postretirement plans). Other assumptions involve demographic factors such as retirement age, mortality, and turnover. The Company evaluates and updates its actuarial assumptions at least annually.
Accumulated and projected benefit obligations are measured as the present value of future cash payments. The Company discounts those cash payments using a discount rate that reflects the weighted average of market-observed yields for select high-quality (AA-rated) fixed-income securities with cash flows that correspond to the expected amounts and timing of benefit payments. The discount-rate assumption used by the Company represents an estimate of the interest rate at which the pension and other postretirement benefit obligations could effectively be settled on the measurement date. Assumed rates of compensation increases for active participants vary by age group, with the resulting weighted-average assumed rate (weighted by the plan-level benefit obligation) provided in the preceding table.
The following summarizes the weighted-average assumptions used by the Company in determining the pension and other postretirement benefit obligations and net periodic benefit cost for the years ended December 31:

	Pension Benefits			Other Benefits
	2018	2017	2016	2018	2017	2016
Benefit obligation assumptions
Discount rate	4.30%	3.62%	4.06%	4.43%	3.75%	4.26%
Rates of increase in compensation levels	5.33%	5.36%	5.40%	5.43%	5.46%	5.48%
Net periodic benefit cost assumptions
Discount rate	3.62%	4.06%	4.62%	3.75%	4.26%	5.00%
Long-term rate of return on plan assets	6.09%	6.12%	6.77%	N/A	N/A	N/A
Rates of increase in compensation levels	5.36%	5.40%	5.34%	5.46%	5.48%	5.41%

An annual rate of increase indexed to the Consumer Price Index is assumed for purposes of measuring other postretirement benefit obligations. A rate of 1.70% at December 31, 2018, and 2.00% at December 31, 2017 and 2016 was assumed for purposes of measuring other postretirement benefit obligations.

20. Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans (Continued)

Plan Assets

Investment Policies and Strategies  The Company has adopted a balanced, diversified investment strategy, with the intent of maximizing returns without exposure to undue risk. Investments are typically made through investment managers across several investment categories (domestic equity securities, international equity securities, fixed-income securities, real estate, hedge funds, and private equity), with selective exposure to Growth/Value investment styles. Performance for each investment is measured relative to the appropriate index benchmark for its category. Target asset-allocation percentages by major category are 50% equity securities, 25% fixed income, and up to 25% in a combination of other investments such as real estate, hedge funds, and private equity. Investment managers have full discretion as to investment decisions regarding funds under their management to the extent permitted within investment guidelines.
Although investment managers may, at their discretion and within investment guidelines, invest in Anadarko securities, there are no direct investments in Anadarko securities included in plan assets. There may be, however, indirect investments in Anadarko securities through the plans’ fund investments. The expected long-term rate of return on plan assets assumption was determined using the year-end 2018 pension investment balances by asset class and expected long-term asset allocation. The expected return for each asset class reflects capital-market projections formulated using a forward-looking building-block approach while also taking into account historical return trends and current market conditions. Equity returns generally reflect long-term expectations of real earnings growth, dividend yield, changes in valuation, and inflation. Returns on fixed-income securities are generally developed based on expected cash returns and risk spread (as appropriate), adjusted for the expected effect that changing yields have on the rate of return. Other asset-class returns are generally derived from their relationship to the equity and fixed-income markets.

Risks and Uncertainties  The plan assets include various investment securities that are exposed to various risks such as interest-rate, credit, and market risks. Due to the level of risk associated with certain investment securities, it is possible that changes in the values of investment securities could significantly impact the plan assets.
The plan assets may include securities with contractual cash flows such as asset-backed securities, collateralized mortgage obligations, and commercial mortgage-backed securities, including securities backed by subprime mortgage loans. The value, liquidity, and related income of those securities are sensitive to changes in economic conditions, including real estate values, delinquencies or defaults, or both, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

20. Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans (Continued)

Investments in securities traded in active markets are measured based on unadjusted quoted prices, which represent Level 1 inputs. Investments based on Level 2 inputs include direct investments in corporate debt and other fixed-income securities. Investments included as Level 3 inputs are not observable from objective sources.
The fair value of the Company’s pension plan assets by asset class and input level within the fair-value hierarchy were as follows:

millions
December 31, 2018	Level 1	Level 2	Level 3 (3)	Total
Investments
Cash and cash equivalents	$28	$—	$—	$28
Fixed income	43	28	—	71
Equity securities	189	—	—	189
Other
Real estate	—	—	13	13
Other	—	49	—	49
Investments measured at net asset value (1)	—	—	—	964
Total investments (2)	$260	$77	$13	$1,314

December 31, 2017
Investments
Cash and cash equivalents	$1	$—	$—	$1
Fixed income	55	31	—	86
Equity securities	185	—	—	185
Other
Real estate	—	—	13	13
Other	—	53	—	53
Investments measured at net asset value (1)	—	—	—	1,086
Total investments (2)	$241	$84	$13	$1,424

(1)
Certain investments measured at fair value using the net asset value per share (or its equivalent) have not been categorized in the fair value hierarchy. Amounts presented in this table are intended to reconcile the fair value hierarchy to the pension plan assets.

(2)	Amount excludes receivables and payables, primarily related to Level 1 investments.

(3)
There were no changes in Level 3 investments for the year ended December 31, 2018. The changes in Level 3 investments of $3 million for the year ended December 31, 2017, were attributable to the actual return on plan assets still held at the reporting date.

20. Pension Plans, Other Postretirement Benefits, and Defined-Contribution Plans (Continued)

Cash Contributions and Expected Benefit Payments  While reported benefit obligations exceed the fair value of pension and other postretirement plan assets at December 31, 2018, the Company monitors the status of its funded pension plans to ensure that plan funds are sufficient to continue paying benefits. Contributions to funded plans increase plan assets, while contributions to unfunded plans are used to fund current benefit payments.
The following summarizes the Company’s contributions for 2018 and expected contributions for 2019:

millions	Expected 2019	2018
Funded pension plans	$90	$161
Unfunded pension plans	43	64
Unfunded other postretirement plans	22	19
Total	$155	$244

The following summarizes estimated benefit payments for the next 10 years, including benefit increases due to continuing employee service:

millions	Pension Benefit Payments	Other Benefit Payments
2019	$223	$22
2020	148	21
2021	150	20
2022	190	20
2023	181	20
2024-2028	839	86

Defined-Contribution Plans  The Company maintains several defined-contribution benefit plans, the most significant of which is the Anadarko Employee Savings Plan (ESP). All regular employees of the Company on its U.S. payroll are eligible to participate in the ESP by making elective contributions that are matched by the Company, subject to certain limitations. The Company recognized expense related to these plans of $63 million for 2018 and 2017, and $64 million for 2016.